Parent Entity Financial Information (Tables)	12 Months Ended
Jun. 30, 2024
Parent Entity Financial Information [Abstract]
Schedule of Individual Financial Statements for the Parent Entity	The individual financial statements for the parent entity show the following aggregate amounts:
	June 30,
	2024	2023
Statement of financial position
Current Assets	19,018,719	27,048,773
Non-current Assets	147,018	229,103
Total assets	19,165,737	27,277,876

Current liabilities	(5,101,935)	(4,993,949)
Non-current liabilities	(1,151,157)	(122,710)
Total liabilities	(6,253,092)	(5,116,659)

Shareholders’ equity
Contributed equity	223,151,570	213,971,323
Reserves	4,806,203	3,972,475
Accumulated losses	(215,045,128)	(195,782,581)

Total equity	12,912,645	22,161,217

Statement of profit or loss and other comprehensive income
Loss for the year	(19,355,765)	(13,967,504)

Total comprehensive loss for the year	(19,355,765)	(13,967,504)